Inventories	6 Months Ended
Dec. 31, 2025
Inventories
Inventories

19Inventories

	31 December	30 June	31 December
	2025	2025	2024
	£’000	£’000	£’000
Finished goods	18,766	13,053	13,423

The cost of inventories recognized as an expense and included in operating expenses for the six months ended 31 December 2025 amounted to £23,221,000 (year ended 30 June 2025: £38,726,000; six months ended 31 December 2024: £21,277,000).